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Maria Stewart
Paralegal
(860) 723-2234
Fax: (860) 723-2215

May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:	ING Life Insurance and Annuity Company and its Variable Annuity Account C Prospectus Title: ING Flexible Income Annuity File Nos.: 333-109622 and 811-02513 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 ("Amendment No. 1") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 1 of the Registrant's Registration Statement on Form N-4 which was declared effective on May 1, 2004. The text of Amendment No. 1 was filed electronically on April 19, 2004.

If you have any questions regarding this submission, please call the undersigned at (860) 723-2234 or Michael A. Pignatella at (860) 723-2239.

Sincerely,

/s/ Maria Stewart

Maria Stewart

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation